INCOME TAXES - Components of income tax provision (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current taxes
Federal			$ 909,530
State			357,168	$ 16,679
Deferred taxes
Federal			(212,000)	258,000
State				13,722
Provision for income taxes	$ 159,000	$ 662,691	$ 1,054,698	$ 288,401